DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Notional Amount	$ 970,493	$ 775,328
Estimate Fair Value Gain	24,135	24,566
Estimate Fair Value Loss	(26,652)	(28,123)
Pay fixed interest rate swaps with counterparty
Derivatives, Fair Value [Line Items]
Notional Amount	12,739
Fixed to floating interest rate swap [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	35,000
Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional Amount	935,493	775,328
Fair Value Hedges | Pay fixed interest rate swaps with counterparty | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	12,739	17,456
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	(1,445)	(2,263)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	461,377	378,936
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	(24,978)	(25,860)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Notional Amount	461,377	378,936
Estimate Fair Value Gain	24,135	24,566
Estimate Fair Value Loss	0	0
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	35,000	0
Cash Flow Hedging [Member] | Fixed to floating interest rate swap [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	35,000	0
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	$ (229)	$ 0